Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses	$ 1,439	$ 1,112
Tax authorities	522	1,073
Others	125	127
Total	$ 2,086	$ 2,312